UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.)[   ] is a restatement.
                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       J.W. Burns & Company, Inc.
Address:    Glacier Creek Office Park
            6711 Towpath Road, Ste. 200
            East Syracuse, NY  13057

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Peter N. Bunitsky
Title:  Operations Manager
Phone:  315-449-1341

Signature, Place, and Date of Signing:

      Peter N. Bunitsky      East Syracuse, NY      10/6/2000


Report Type  (Check only one.):

[ X ]    13F Holdings Report

[   ]    13F Notice.

[   ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.


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FORM 13F SUMMARY PAGE


Report Summary

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     60

Form 13F Information Table Value Total:     382,483,501
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FORM 13F INFORMATION TABLE





TITLE OF

VALUE
SHARES/
SH/
PUT/
INVSTMT
OTHER
VOTING AUTHORITY
NAME OF ISSUER
CLASS
CUSIP
(x$1000)
PRN AMT
PRN
CALL
DSCRETN
MGRS
SOLE
SHARED
NONE












ABBOTT LABS
COM
00282410
321
6,746
SH

SOLE
SOLE


NONE
ADVENT SOFTWARE
COM
007974108
1,133
16,210
SH

SOLE
SOLE


NONE
AMERICAN EXPRESS CO
COM
25816109
261
4,302
SH

SOLE
SOLE


NONE
AMERICAN INTERNAT'L GROUP
COM
026874107
23,122
241,643
SH

SOLE
SOLE


NONE
AMGEN
COM
31162100
430
6,160
SH

SOLE
SOLE


NONE
APPLIED MICRO CIRCUIT
COM
03822W109
2,427
11,720
SH

SOLE
SOLE


NONE
AUTOMATIC DATA PROCESS COM
COM
053015103
7,074
105,785
SH

SOLE
SOLE


NONE
BANK OF NEW YORK
COM
064057102
394
7,020
SH

SOLE
SOLE


NONE
BRISTOL-MYERS SQUIBB
COM
110122108
15,561
272,407
SH

SOLE
SOLE


NONE
CIENA CORP.
COM
171779101
4,009
32,640
SH

SOLE
SOLE


NONE
CISCO SYSTEMS INC
COM
17275R102
34,597
626,198
SH

SOLE
SOLE


NONE
CITIGROUP INC.
COM
172967101
7,007
129,611
SH

SOLE
SOLE


NONE
CLOROX CO
COM
18905410
7,256
183,395
SH

SOLE
SOLE


NONE
COCA COLA CO
COM
19121610
4,907
89,014
SH

SOLE
SOLE


NONE
COLGATE-PALMOLIVE
COM
194162103
204
4,320
SH

SOLE
SOLE


NONE
CORNING GLASS
COM
219350105
2,807
9,451
SH

SOLE
SOLE


NONE
CYTYC CORP.
COM
232946103
391
9,075
SH

SOLE
SOLE


NONE
EMC CORP.
COM
268648102
17,492
176,466
SH

SOLE
SOLE


NONE
ENRON CORP
COM
293561106
520
5,932
SH

SOLE
SOLE


NONE
EXPRESS SCRIPTS
COM
302182100
446
6,175
SH

SOLE
SOLE


NONE
EXXON MOBIL CORP
COM
30229010
1,503
16,867
SH

SOLE
SOLE


NONE
FANNIE MAE
COM
313586109
6,419
89,772
SH

SOLE
SOLE


NONE
FED HOME LOAN M CORP.
COM
313400301
6,116
113,120
SH

SOLE
SOLE


NONE
GENERAL ELEC CO
COM
36960410
2,878
49,889
SH

SOLE
SOLE


NONE
GENERAL MOTORS 'H'
COM
370442832
285
7,671
SH

SOLE
SOLE


NONE
GILLETTE CO
COM
375766102
1,326
42,936
SH

SOLE
SOLE


NONE
HERSHEY FOODS CORP
COM
427866108
487
9,000
SH

SOLE
SOLE


NONE
HEWLETT-PACKARD
COM
428236103
366
3,770
SH

SOLE
SOLE


NONE
HOME DEPOT INC.
COM
437076102
4,858
91,554
SH

SOLE
SOLE


NONE
IBM
COM
45920010
506
4,495
SH

SOLE
SOLE


NONE
INTEL CORP.
COM
458140100
28,881
694,880
SH

SOLE
SOLE


NONE
JDS UNIPHASE
COM
46612J101
10,243
108,182
SH

SOLE
SOLE


NONE
JOHNSON & JOHNSON
COM
478160104
20,083
213,794
SH

SOLE
SOLE


NONE
KEY CORP
COM
493267108
834
32,948
SH

SOLE
SOLE


NONE
LUCENT TECHNOLOGIES
COM
549463107
9,609
314,391
SH

SOLE
SOLE


NONE
MARSH & MCLENNAN COS INC
COM
571748102
453
3,410
SH

SOLE
SOLE


NONE
MEDIMUNNE INC
COM
584699102
581
7,525
SH

SOLE
SOLE


NONE
MEDTRONIC INC
COM
585055106
15,452
298,224
SH

SOLE
SOLE


NONE
MERCK & CO INC
COM
58933110
16,894
226,956
SH

SOLE
SOLE


NONE
MICROSOFT CORP
COM
594918104
21,605
358,215
SH

SOLE
SOLE


NONE
MORGAN STANLEY, DEAN WITTER & CO
COM
617446448
699
7,650
SH

SOLE
SOLE


NONE
NEWPORT CORP.
COM
651824104
264
1,660
SH

SOLE
SOLE


NONE
NOKIA CORP. ADR.
COM
654902204
16,110
404,651
SH

SOLE
SOLE


NONE
NORTEL NETWORKS CORP
COM
656569100
1,342
22,535
SH

SOLE
SOLE


NONE
ORACLE CORPORATION
COM
68389X105
422
5,356
SH

SOLE
SOLE


NONE
PE BIOSYSTEMS
COM
69332S102
1,360
11,675
SH

SOLE
SOLE


NONE
PFIZER INC
COM
71708110
12,602
280,440
SH

SOLE
SOLE


NONE
POWERWAVE TECHNOLOGY
COM
739363109
646
17,020
SH

SOLE
SOLE


NONE
QUALCOMM INC.
COM
747525103
577
8,100
SH

SOLE
SOLE


NONE
SDL INC.
COM
784076101
254
821
SH

SOLE
SOLE


NONE
STATE STREET BOSTON
COM
857477103
1,478
11,370
SH

SOLE
SOLE


NONE
STRYKER CO.
COM
863667101
14,891
346,810
SH

SOLE
SOLE


NONE
SUN MICROSYSTEMS
COM
866810104
25,111
215,087
SH

SOLE
SOLE


NONE
TEXAS INSTRUMENTS
COM
882508104
331
7,022
SH

SOLE
SOLE


NONE
TOOTSIE ROLL
COM
890516107
3,399
86,610
SH

SOLE
SOLE


NONE
TRUSTCO BANK CORP NY
COM
898349105
633
51,446
SH

SOLE
SOLE


NONE
WATERS CORP.
COM
941848103
1,784
20,050
SH

SOLE
SOLE


NONE
WELLS FARGO & CO.
COM
949746101
5,142
111,934
SH

SOLE
SOLE


NONE
WHITE MOUNTAINS INSURANCE
COM
G9618E107
205
750
SH

SOLE
SOLE


NONE
WRIGLEY WM JR CO.
COM
982526105
9,850
131,552
SH

SOLE
SOLE


NONE
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